Long-term Debt and Finance Lease Obligations - Schedule of Line of Credit Facilities (Details) - Line of Credit - Revolving Credit Facility - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 18, 2015
Line of Credit Facility [Line Items]
Long-term line of credit	$ 300,000,000		$ 300,000,000.0
Available credit	$ 298,370,000	$ 298,370,000
LIBOR
Line of Credit Facility [Line Items]
Interest rate	3.25%